Revenue from contracts with customers and trade receivables (Details 7) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	[1],[2]	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	[1],[2]	Mar. 31, 2020 USD ($)	[1],[2]
Statement [Line Items]
Provision made during the year, net of reversals	₨ 4,470
Provision used during the year	(3,699)
Effect of changes in foreign exchange rates	51
Refund Liability [Member]
Statement [Line Items]
Balance at the beginning of the year	2,824			₨ 3,252
Provision made during the year, net of reversals	4,406			2,934
Provision used during the year	(3,699)	$ (20)		(3,309)	$ (20)		$ (27)
Effect of changes in foreign exchange rates	52			(53)
Balance at the closing of the year	3,583			2,824
Current	3,583			2,824
Non-current	₨ 0			₨ 0

[1]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.
[2]	The Company’s overall refund liability as of March 31, 2022 relating to the Company North America Generics business was U.S.$24 million, as compared to a liability of U.S.$19 million as of March 31, 2021. This increase in liability was primarily attributable to certain product mix changes and recent trends in actual sales returns for the year ended March 31, 2022, as compared to the year ended March 31, 2021.